Consolidated Statement of Operations - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Revenue
Revenues	$ 701,967	$ 202,670
Cost of sales	3,147,724	277,127
Gross profit	(2,445,757)	(74,457)
Operating expense
General and administrative	39,611,915	12,524,869
Total expenses	39,611,915	12,524,869
Other income / (expense)
Interest income	57,602	57,340
Interest expense	(175,927)	(171,433)
Other income / (expense)	(5,373,426)	(1,243,676)
Unrecognized gain / (loss) on equity investment	(862,407)	(864,418)
Total other income (expense)	(6,354,158)	(2,222,187)
Net (loss) from continuing operations	(48,411,830)	(14,821,513)
Income (loss) from discontinued operations	(997,802)	(261,528)
Net loss and comprehensive loss	(49,409,632)	(15,083,041)
Deemed Dividend	(2,293,301)
Loss attributable to shareholders	$ (51,702,933)	$ (15,083,041)
Net (loss) per share:
Basic loss per share	$ (0.91)	$ (0.49)
Diluted loss per share	(0.91)	(0.49)
Loss per share attributed to common shareholders	$ (0.95)
Weighted average number of shares
Basic weighted average shares outstanding	54,441,190	30,877,804
Diluted weighted average shares outstanding	54,441,190	30,877,804
Yerbae Brands Corp [Member]
Revenue
Revenues	$ 5,905,541	$ 12,016,378
Cost of sales	2,891,334	5,976,077
Gross profit	3,014,207	6,040,301
Operating expense
General and administrative	11,058,479	19,299,491
Sales, advertising and marketing	1,239,443	6,905,303
Total expenses	12,297,922	26,204,794
Other income / (expense)
Net loss before other expense	(9,283,715)	(20,164,493)
Interest and accretion expense	1,334,972	659,546
Net loss before income taxes	(10,618,687)	(20,824,039)
Income tax expense
Net loss and comprehensive loss	$ (10,618,687)	$ (20,824,039)
Net (loss) per share:
Basic loss per share	$ (0.17)	$ (0.39)
Diluted loss per share	$ (0.17)	$ (0.39)
Weighted average number of shares
Basic weighted average shares outstanding	62,258,734	53,850,285
Diluted weighted average shares outstanding	62,258,734	53,850,285